Income Tax Expenses (Details 3) - Dec. 31, 2015	USD ($)	CNY (¥)
Non-current deferred tax assets:
Impairment of property, plant and equipment	$ 270,296	¥ 1,755,197
Net non-current deferred income tax assets	$ 270,296	¥ 1,755,197